FORM N-SAR
                                 SEMI-ANNUAL REPORT
                         FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:                 /     /      (a)
      or fiscal year ending:                 12     / 31  /98    (b)

Is this an amendment to a previous filing? (Y/N):                      Y

Those items or sub-items with a box "/" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.    A.     Registrant Name:   American Tax-Exempt Bond Trust

      B.     File Number:       811-2457

      C.     Telephone Number:         (414) 334-5521

2.    A.     Street:      215 North Main Street

      B.     City: West Bend    C.     State:       WI    D.     Zip Code:53095

      E.     Foreign Country                              Foreign Postal Code:

3.    Is this the first filing on this form by Registrant? (Y/N)              N

4.    Is this the last filing on this form by Registrant? (Y/N)               N

5.    Is Registrant a small business investment company (SBIC)? (Y/N)         N
      (If answer is "Y" (Yes), complete only items 89 through 110.)

6.    Is Registrant a unit investment trust (UIT)? (Y/N)                      Y
      (If answer is "Y" (Yes), complete only items 111 through 132.)

118.  State the number of series existing at the end of the period that had
      securities registered under the Securities Act of 1933                13


                                   Number of    Total Assets  Total Income
                                   Series          ($000's    Distributions
                                   Investing      omitted)    ($000's omitted)

C.    State and municipal tax-free    13              12,769         834

K.    Other securities (Cash)          5              43               -0-

L.    Total assets of all series of
        series of Registrant                          $12,812

131.  Total expenses incurred by all series of Registrant during the current
      reporting period ($000's omitted)                                $45